Shareholders' Equity - Stock Options Price Ranges (Details) - Stock Options - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Range of Exercise Prices
Options Outstanding (in shares)	155	155
Weighted Average Exercise Price (in dollars per share)	$ 37.75	$ 37.75
Options Exercisable (in shares)	155	153
Weighted Average Exercise Price (in dollars per share)	$ 37.75	$ 37.77
Weighted Average Remaining Contractual Life (In years)	11 months 4 days	1 year 11 months 4 days
Range of Exercise Prices $35.69 - $35.69
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 35.69	$ 35.69
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 35.69	$ 35.69
Options Outstanding (in shares)	31	31
Weighted Average Exercise Price (in dollars per share)	$ 35.69	$ 35.69
Options Exercisable (in shares)	31	29
Weighted Average Exercise Price (in dollars per share)	$ 35.69	$ 35.69
Weighted Average Remaining Contractual Life (In years)	1 year 14 days	2 years 14 days
Range of Exercise Prices $38.27 - $38.27
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 38.27	$ 38.27
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 38.27	$ 38.27
Options Outstanding (in shares)	124	124
Weighted Average Exercise Price (in dollars per share)	$ 38.27	$ 38.27
Options Exercisable (in shares)	124	124
Weighted Average Exercise Price (in dollars per share)	$ 38.27	$ 38.27
Weighted Average Remaining Contractual Life (In years)	10 months 24 days	1 year 10 months 24 days